Filed pursuant to Rule 497(e)

File Nos. 33-36578 and 811-6161

ALLIANZ FUNDS

Supplement Dated May 5, 2006

to the Prospectus for Institutional and Administrative Class Shares of Allianz RCM Funds

Dated April 1, 2006

Disclosure Relating to the RCM Financial Services Fund

The section of the Prospectus captioned “Management of the Funds” is revised to indicate that Adam D. Compton, a Director and Senior Research Analyst at RCM, is now the sole individual at RCM with primary responsibility for the RCM Financial Services Fund.

Disclosure Relating to All Funds

The subsection captioned “Short Sales” in the section titled “Characteristics and Risks of Securities and Investment Techniques” is revised to read, in its entirety, as follows:

Each Fund may engage in short sales for investment and risk management purposes. Short sales are transactions in which a Fund sells a security or other instrument (such as an option, forward, future or other derivative contract) that it does not own. When a Fund engages in a short sale, it must borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrue on the security during the period of the loan. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

Filed pursuant to Rule 497(e)

File Nos. 33-36578 and 811-6161

ALLIANZ FUNDS

Supplement Dated May 5, 2006

to the Prospectus for Class A, B and C Shares of Allianz International/Sector Stock Funds

Dated April 1, 2006

Disclosure Relating to the RCM Biotechnology Fund

The section of the Prospectus captioned “Management of the Funds” is revised to indicate that Ken H. Tsuboi, CFA and Michael Dauchot, M.D., CFA share joint responsibility for the day-to-day management of the RCM Biotechnology Fund. Additional information about Dr. Dauchot, a Senior Analyst at RCM and Lead Portfolio Manager of the RCM Healthcare Fund, is currently provided in the Prospectus. Additional information about Mr. Tsuboi is provided below.

Mr. Tsuboi is a Director and Senior Research Analyst at RCM. Mr. Tsuboi joined RCM in 1996, becoming a member of RCM’s Healthcare Team in 2000. In 2005 Mr. Tsuboi was promoted to Head of RCM’s Healthcare Team. From 1996 – 2000, Mr. Tsuboi was an Asset-Backed Analyst for RCM’s fixed income team. Prior to joining RCM, he was a Senior Portfolio Strategist at Payden & Rygel. Mr. Tsuboi began his career in 1987 with Morgan Stanley.

Disclosure Relating to All Funds

The subsection captioned “Short Sales” in the section titled “Characteristics and Risks of Securities and Investment Techniques” is revised to read, in its entirety, as follows:

Each Fund may engage in short sales for investment and risk management purposes. Short sales are transactions in which a Fund sells a security or other instrument (such as an option, forward, future or other derivative contract) that it does not own. When a Fund engages in a short sale, it must borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrue on the security during the period of the loan. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

Filed pursuant to Rule 497(e)

File Nos. 33-36578 and 811-6161

ALLIANZ FUNDS

Supplement Dated May 5, 2006

to the Prospectus for Class A, B and C Shares of Allianz Domestic Stock Funds

Dated April 1, 2006

Disclosure Relating to All Funds

The subsection captioned “Short Sales” in the section titled “Characteristics and Risks of Securities and Investment Techniques” is revised to read, in its entirety, as follows:

Each Fund may engage in short sales for investment and risk management purposes. Short sales are transactions in which a Fund sells a security or other instrument (such as an option, forward, future or other derivative contract) that it does not own. When a Fund engages in a short sale, it must borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrue on the security during the period of the loan. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

Filed pursuant to Rule 497(e)

File Nos. 33-36578 and 811-6161

ALLIANZ FUNDS

Supplement Dated May 5, 2006

to the Prospectus for Class D Shares of Allianz International/Sector Stock Funds

Dated April 1, 2006

Disclosure Relating to the RCM Biotechnology Fund

The section of the Prospectus captioned “Management of the Funds” is revised to indicate that Ken Tsuboi, CFA and Michael Dauchot, M.D., CFA share joint responsibility for the day-to-day management of the RCM Biotechnology Fund. Additional information about Dr. Dauchot, a Senior Analyst at RCM and Lead Portfolio Manager of the RCM Healthcare Fund, is currently provided in the Prospectus. Additional information about Mr. Tsuboi is provided below.

Mr. Tsuboi is a Director and Senior Research Analyst at RCM. Mr. Tsuboi joined RCM in 1996, becoming a member of RCM’s Healthcare Team in 2000. In 2005 Mr. Tsuboi was promoted to Head of RCM’s Healthcare Team. From 1996 – 2000, Mr. Tsuboi was an Asset-Backed Analyst for RCM’s fixed income team. Prior to joining RCM, he was a Senior Portfolio Strategist at Payden & Rygel. Mr. Tsuboi began his career in 1987 with Morgan Stanley.

Disclosure Relating to All Funds

The subsection captioned “Short Sales” in the section titled “Characteristics and Risks of Securities and Investment Techniques” is revised to read, in its entirety, as follows:

Each Fund may engage in short sales for investment and risk management purposes. Short sales are transactions in which a Fund sells a security or other instrument (such as an option, forward, future or other derivative contract) that it does not own. When a Fund engages in a short sale, it must borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrue on the security during the period of the loan. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.